Income Taxes - Income Tax Provision (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal					$ 1	$ 0	$ (1)
State					5	(3)	1
Foreign					8	5	8
Current income taxes					14	2	8
Deferred:
Federal					28	112	(45)
State					(10)	19	(13)
Deferred income taxes			12	(1)	18	131	(59)
Deferred Income Tax Expense (Benefit) - Tax FN							(58)
Income tax expense (benefit)	$ 8	$ 1	$ 15	$ 2	$ 32	$ 133	$ (50)